Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information for Financial Instruments Measured at Fair Value (Details) - Real Estate Portfolio Segment [Member] - Fair Value, Inputs, Level 3 [Member] - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commercial Construction [Member] | Market Approach Valuation Technique [Member]
Assets measured at fair value	$ 427,433	$ 51,161
Commercial Construction [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Fair value inputs, comparability adjustments	(16.00%)	(5.00%)
Fair value inputs, management adjustments	0.00%	0.00%
Commercial Construction [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Fair value inputs, comparability adjustments	1975.00%	99.00%
Fair value inputs, management adjustments	10.00%	10.00%
Commercial Construction [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments	979.50%	47.00%
Fair value inputs, management adjustments	5.00%	5.00%
Residential [Member] | Market Approach Valuation Technique [Member]
Assets measured at fair value	$ 81,736	$ 1,105,312
Residential [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Fair value inputs, comparability adjustments	(43.30%)	(22.00%)
Fair value inputs, management adjustments	0.00%	0.00%
Residential [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Fair value inputs, comparability adjustments	83.30%	0.00%
Fair value inputs, management adjustments	25.00%	40.00%
Residential [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments	20.00%	(11.00%)
Fair value inputs, management adjustments	12.50%	20.00%
Commercial [Member] | Market Approach Valuation Technique [Member]
Assets measured at fair value		$ 5,445,192
Commercial [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Fair value inputs, comparability adjustments		(14.08%)
Fair value inputs, management adjustments		0.00%
Commercial [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Fair value inputs, comparability adjustments		24.62%
Fair value inputs, management adjustments		100.00%
Commercial [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments		5.27%
Fair value inputs, management adjustments		50.00%
Commercial [Member] | Income Approach Valuation Technique [Member]
Assets measured at fair value	$ 4,016,742
Commercial [Member] | Income Approach Valuation Technique [Member] | Minimum [Member]
Fair value inputs, management adjustments	0.00%
Commercial [Member] | Income Approach Valuation Technique [Member] | Maximum [Member]
Fair value inputs, management adjustments	10.00%
Commercial [Member] | Income Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, management adjustments	5.00%
Fair value inputs, capitalization rate	10.75%	10.67%
Farmland [Member] | Market Approach Valuation Technique [Member]
Assets measured at fair value	$ 350,007	$ 350,678
Farmland [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Fair value inputs, comparability adjustments	(71.00%)	(27.00%)
Fair value inputs, management adjustments	10.00%	10.00%
Farmland [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Fair value inputs, comparability adjustments	88.70%	15.00%
Fair value inputs, management adjustments	75.00%	75.00%
Farmland [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments	8.85%	(6.00%)
Fair value inputs, management adjustments	42.50%	42.50%
Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member]
Assets measured at fair value	$ 2,014,904	$ 2,505,188
Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Fair value inputs, comparability adjustments	(22.74%)	(50.80%)
Fair value inputs, management adjustments	5.44%	6.25%
Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Fair value inputs, comparability adjustments	15.00%	316.00%
Fair value inputs, management adjustments	87.24%	76.92%
Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments	(3.87%)	132.60%
Fair value inputs, management adjustments	24.44%	36.31%
Other Real Estate Owned [Member] | Income Approach Valuation Technique [Member] | Weighted Average [Member]
Fair value inputs, capitalization rate	10.00%
Fair value inputs, discount rate		12.50%